Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	HONGLI GROUP INC.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Report on Form 6-K originally furnished with the Securities and Exchange Commission on September 19, 2024 (the “Form 6-K”), is being furnished for the purposes of i) adding the Notes to the Unaudited Condensed Consolidated Financial Statements as of June 30, 2024 and for the Six Months Ended June 30, 2024 and 2023, and ii) adding Loans, Guarantees and Pledges, Existing Commitment under Expansion Plan, Inflation and Seasonality sections to the Operating and Financial Review and Prospects in Connection with the Unaudited Condensed Consolidated Financial Statements for the Six Months Ended June 30, 2024 and 2023.Hongli Group Inc., a Cayman Islands exempted company (the “Company”) is furnishing this Form 6-K/A to provide supplement information to its unaudited condensed consolidated financial statements for the six months ended June 30, 2024 and incorporate such financial statements into the Company’s registration statement referenced below.This report of foreign private issuer on Form 6-K is hereby incorporated by reference into the registration statement on Form S-8 of the Company (File Number 333-278321), as amended, and into the prospectus outstanding under the foregoing registration statement, to the extent not superseded by documents or reports subsequently filed or furnished by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended.
Entity Central Index Key	0001855557
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	000-00000